EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
18.          EARNINGS PER SHARE

Basic and diluted earnings per share have been calculated as follows

	December 31, 2012	December 31, 2011	December 31, 2010
Net Income (Loss)	$(3,857,876)	$1,187,981	$412,081
Weight average number of shares outstanding, basic and diluted	8,337,320	7,957,151	7,575,330
Earnings per share, basic and diluted	$(0.46)	$0.15	$0.06

For accounting period prior to the date of reverse acquisition, the number of shares included in the earnings per share calculation has been retroactively restated to reflect the number of shares to which Beijing Wowjoint shareholders are entitled in the share purchase agreement.

As disclosed in Note 1, an earn-out provision in the share purchase agreement provides for up to an additional 500,000 ordinary shares being issued, the issuance of which is contingent upon certain performance criteria. As such contingency has not been met as of December 31, 2012, the above basic and diluted earnings per share have not included these issuable ordinary shares. In addition, diluted earnings per share exclude 1,786,056 ordinary shares, issuable upon the exercise of warrants, since the exercise price of these warrants were in excess of the average market price of the Company’s ordinary shares.